Segment information and geographic data (Details 4) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment net of accumulated depreciation		$ 1,801	$ 2,370
Switzerland
Property, plant and equipment net of accumulated depreciation		44	57
Rest of EMEA
Property, plant and equipment net of accumulated depreciation	[1]	1,742	2,289
North America
Property, plant and equipment net of accumulated depreciation		1	1
Asia Pacific
Property, plant and equipment net of accumulated depreciation		$ 14	$ 23

[1]	EMEA includes Europe, Africa and Middle-east.